Other current assets	12 Months Ended
Dec. 31, 2016
Other Assets [Abstract]
Other current assets
Other current assets
Other current assets include:

(In US$ millions)	December 31, 2016	December 31, 2015
Reimbursable amounts due from customers	$5.9	$23.5
Mobilization revenue receivable	34.9	42.0
Intangible asset- Favorable contracts to be amortized	70.5	70.5
Insurance receivable	0.3	12.1
Prepaid expenses	4.5	13.1
Other	0.9	5.4
Total other current assets	$117.0	$166.6

The mobilization revenue receivable relates to the mobilization revenue receivable from the West Vela, West Auriga and West Capricorn.
Favorable contracts
Favorable contracts to be amortized relates to the favorable contracts acquired with the West Polaris, West Vela and West Auriga from Seadrill. Favorable drilling contracts are recorded as intangible assets at fair value on the date of acquisition less accumulated amortization. The amounts recognized represent the net present value of the existing contracts at the time of acquisition compared to the current market rates at the time of acquisition, discounted at the weighted average cost of capital. The estimated favorable contract values have been recognized and amortized on a straight line basis over the terms of the contracts, ranging from two to five years. The gross carrying amounts and accumulated amortization were as follows:

	December 31, 2016			December 31, 2015
(In US$ millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Intangible assets- Favorable contracts
Balance at beginning of period	$357.3	$(81.7)	$275.6	$280.9	$(14.8)	$266.1
Additions *	—	—	—	76.4	—	76.4
Amortization of favorable contracts	—	(70.6)	(70.6)	—	(66.9)	(66.9)
Balance at end of period	$357.3	$(152.3)	$205.0	$357.3	$(81.7)	$275.6

*Additions to favorable contracts during 2015 are net of measurement period adjustments.
The amortization is recognized in the statement of operations under "amortization of favorable contracts". The table below shows the amounts relating to favorable contracts that is expected to be amortized over the next five years:

	Year ended December 31
(In US$ millions)	2017	2018	2019	2020	2021	Total
Amortization of favorable contracts	$70.5	$49.2	$45.1	$40.2	$—	$205.0